Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations Tables
Schedule of Recognized Identified Assets Acquired and Payment Menthod of Consideration Transferred

The following table summarizes the purchase price allocation of consideration transferred:

	Preliminary Purchase Price Allocation	Measurement period adjustments	Final Purchase Price Allocation
Land	$1,952	$—	$1,952
Buildings	3,215	—	3,215
Equipment	—	1,170	1,170
Intangibles (NOAs)	—	1,500	1,500
Goodwill	—	1,330	1,330
Other Assets	4,134	(4,000)	134
Total	$9,301	TOTAL	S 9,301
Consideration Transferred:
Liabilities assumed (mortgage)	$3,920
Common Stock	4,000
Cash	1,381
Total consideration transferred	$9,301